Expense Example - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic Retirement Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 612
Expense Example, with Redemption, 3 Years	820
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	1,778
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	1,031
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,551
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	$ 1,957